PARENT COMPANY DISCLOSURES (Tables) - Parent [member]	12 Months Ended
Dec. 31, 2017
PARENT COMPANY DISCLOSURES (Tables) [Line Items]
Disclosure of interests in subsidiaries [text block]	The principal subsidiaries, all of which have prepared accounts to 31 December and whose results are

Percentage
of equity
	Country of	share capital
	registration/	and voting
	Incorporation	rights held	Nature of business
Lloyds Bank plc	England	100%	Banking and financial services
Scottish Widows Limited	Scotland	100%[1]	Life assurance
HBOS plc	Scotland	100%[1]	Holding company
Bank of Scotland plc	Scotland	100%[1]	Banking and financial services
1	Indirect interest.

Condensed Consolidated Income Statement [Member]
PARENT COMPANY DISCLOSURES (Tables) [Line Items]
Disclosure of separate financial statements [text block]
	2017	2016	2015
	£ million	£ million	£ million
Net interest (expense) income	(121)	66	276
Other income	2,792	3,618	983
Total income	2,671	3,684	1,259
Operating expenses	(255)	(221)	(290)
Profit on ordinary activities before tax	2,416	3,463	969
Tax expense	(17)	(328)	(72)
Profit for the year	2,399	3,135	897
Profit attributable to ordinary shareholders	1,984	2,723	503
Profit attributable to other equity holders[1]	415	412	394
Profit for the year	2,399	3,135	897
1	The profit after tax attributable to other equity holders of £415 million (2016: £412 million; 2015: £394 million) is offset in reserves by a tax credit attributable to ordinary shareholders of £79 million (2016: £82 million; 2015: £80 million).

Balance sheet [Member]
PARENT COMPANY DISCLOSURES (Tables) [Line Items]
Disclosure of separate financial statements [text block]
	2017	2016
	£ million	£ million
Assets
Non-current assets:
Investment in subsidiaries	44,863	44,188
Loans to subsidiaries	14,379	6,912
Deferred tax assets	22	38
	59,264	51,138
Current assets:
Derivative financial instruments	265	461
Other assets	961	959
Amounts due from subsidiaries	47	67
Cash and cash equivalents	272	42
Current tax recoverable	724	465
	2,269	1,994
Total assets	61,533	53,132
Equity and liabilities
Capital and reserves:
Share capital	7,197	7,146
Share premium account	17,634	17,622
Merger reserve	7,423	7,423
Capital redemption reserve	4,115	4,115
Retained profits	1,500	1,584
Shareholders’ equity	37,869	37,890
Other equity instruments	5,355	5,355
Total equity	43,224	43,245
Non-current liabilities:
Debt securities in issue	10,886	2,455
Subordinated liabilities	3,993	4,329
	14,879	6,784
Current liabilities:
Derivative financial instruments	327	–
Other liabilities	3,103	3,103
	3,430	3,103
Total liabilities	18,309	9,887
Total equity and liabilities	61,533	53,132

Statement of changes in equity [Member]
PARENT COMPANY DISCLOSURES (Tables) [Line Items]
Disclosure of separate financial statements [text block]
			Capital		Total
	Share capital	Merger	redemption	Retained	shareholders’	Other equity	Total
	and premium	reserve	reserve	profits[1]	equity	instruments	equity
	£ million	£ million	£ million	£ million	£ million	£ million	£ million
Balance at 1 January 2015	24,427	7,764	4,115	1,720	38,026	5,355	43,381
Total comprehensive income[1]	–	–	–	897	897	–	897
Dividends paid	–	–	–	(1,070)	(1,070)	–	(1,070)
Distributions on other equity instruments, net of tax	–	–	–	(314)	(314)	–	(314)
Redemption of preference shares	131	(131)	–	–	–	–	–
Movement in treasury shares	–	–	–	(753)	(753)	–	(753)
Value of employee services:
Share option schemes	–	–	–	133	133	–	133
Other employee award schemes	–	–	–	172	172	–	172
Balance at 31 December 2015	24,558	7,633	4,115	785	37,091	5,355	42,446
Total comprehensive income[1]	–	–	–	3,135	3,135	–	3,135
Dividends paid	–	–	–	(2,014)	(2,014)	–	(2,014)
Distributions on other equity instruments, net of tax	–	–	–	(330)	(330)	–	(330)
Redemption of preference shares	210	(210)	–	–	–	–	–
Movement in treasury shares	–	–	–	(301)	(301)	–	(301)
Value of employee services:
Share option schemes	–	–	–	141	141	–	141
Other employee award schemes	–	–	–	168	168	–	168
Balance at 31 December 2016	24,768	7,423	4,115	1,584	37,890	5,355	43,245
Total comprehensive income[1]	–	–	–	2,399	2,399	–	2,399
Dividends paid	–	–	–	(2,284)	(2,284)	–	(2,284)
Distributions on other equity instruments, net of tax	–	–	–	(336)	(336)	–	(336)
Issue of ordinary shares	63	–	–	–	63	–	63
Movement in treasury shares	–	–	–	(277)	(277)	–	(277)
Value of employee services:
Share option schemes	–	–	–	82	82	–	82
Other employee award schemes	–	–	–	332	332	–	332
Balance at 31 December 2017	24,831	7,423	4,115	1,500	37,869	5,355	43,224
1	Total comprehensive income comprises only the profit (loss) for the year.

Cash flow statement [Member]
PARENT COMPANY DISCLOSURES (Tables) [Line Items]
Disclosure of separate financial statements [text block]
	2017	2016	2015
	£ million	£ million	£ million
Profit before tax	2,416	3,463	969
Fair value and exchange adjustments and other non-cash items	495	1,986	(1,357)
Change in other assets	18	(50)	(566)
Change in other liabilities and other items	8,431	(8,392)	458
Dividends received	(2,650)	(3,759)	(1,080)
Distributions on other equity instruments received	(292)	(119)	–
Tax (paid) received	(197)	(679)	(142)
Net cash provided by (used in) operating activities	8,221	(7,550)	(1,718)
Cash flows from investing activities
Return of capital contribution	77	441	600
Dividends received	2,650	3,759	1,080
Distributions on other equity instruments received	292	119	–
Capital injection to Lloyds Bank plc	–	(3,522)	–
Acquisition of subsidiaries	(320)	–	–
Amounts advanced to subsidiaries	(8,476)	(4,978)	(1,157)
Redemption of loans to subsidiaries	475	13,166	570
Interest received on loans to subsidiaries	244	496	763
Net cash (used in) provided by investing activities	(5,058)	9,481	1,856
Cash flows from financing activities
Dividends paid to ordinary shareholders	(2,284)	(2,014)	(1,070)
Distributions on other equity instruments	(415)	(412)	(394)
Issue of subordinated liabilities	–	1,061	1,436
Interest paid on subordinated liabilities	(248)	(229)	(129)
Repayment of subordinated liabilities	–	(319)	(152)
Proceeds from issue of ordinary shares	14	–	–
Net cash provided by financing activities	(2,933)	(1,913)	(309)
Change in cash and cash equivalents	230	18	(171)
Cash and cash equivalents at beginning of year	42	24	195
Cash and cash equivalents at end of year	272	42	24